SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT  (NO. 2-77909)
UNDER THE SECURITIES ACT OF 1933           [   ]

Pre-Effective Amendment No. ____________   [   ]

Post-Effective Amendment No. _____41___    [x  ]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940          [   ]

Amendment No. ____________   [   ]

Daily Money Fund

(Exact Name of Registrant as Specified in Charter)
82 Devonshire Street, Boston, MA  02109

(Address of Principal Executive Offices)
Registrant's Telephone Number:     (617) 563-7000


Arthur S. Loring, Esq., 82 Devonshire Street, Boston, MA  02109

(Name and Address of Agent for Service)
It is proposed that this filing will become effective on December 5, 1996, pursuant to Paragraph (b) of Rule 485.
CALCULATION OF REGISTRATION FEE

Title
of                                                           Proposed
Securities            Amount             Proposed            Maximum
Being                 of Shares          Maximum             Aggregate           Amount of
Registered            Being Registered   Offering per Unit   Offering Price      Registration Fee

Cap Res: US Gov't          1,793,563*              1.00             $1,793,563               $100







The fee for the above shares to be registered by this filing has been computed on the basis of the average of the bid and ask prices in effect on November 29, 1996.
* This calculation has been made pursuant to Rule 24e-2 under the Investment Company Act of 1940. Registrant, during its fiscal year ended July 31, 1996, redeemed or repurchased 1,636,522,705 shares. 1,463,563 shares are being utilized for the purpose of reduction pursuant to Paragraph (2) of such rule. 1,635,059,142 redeemed or repurchased shares were used for reduction pursuant to Paragraph (a) of Rule 24e-2 or Paragraph (c) of Rule 24f-2 in previous filings of post-effective amendments during the current year.








                                                                                SHARES REDEEMED OR
                                                                                REPURCHASED USED
                                                                                FOR REDUCTION
                         PROPOSED                              SHARES           PURSUANT TO
                         MAXIMUM                               BEING            PARAGRAPH (A) OF
                         OFFERING     PROPOSED     SHARES       UTILIZED FOR    RULE 24E-2 OR
            AMOUNT OF    PRICE PER    MAXIMUM      REDEEMED    REDUCTION        PARAGRAPH (C) OF
PORTFOLIO   SHARES       UNIT         AGGREGATE    YEAR-END    PURSUANT TO      RULE 24F-2
            BEING                     OFFERING     2/29/96     PARAGRAPH
            REGISTERED                PRICE                    (2) OF RULE
                                                               24E-2






SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 41 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 5th day of December 1996.
      DAILY MONEY FUND
      By /s/Edward C. Johnson 3d          (dagger)
           Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
       (Signature)   (Title)   (Date)


/s/Edward C. Johnson 3d  (dagger)    President and Trustee           December 5, 1996

Edward C. Johnson 3d                 (Principal Executive Officer)



/s/Kenneth A. Rathgeber     ***      Treasurer                       December 5, 1996

Kenneth A. Rathgeber



/s/J. Gary Burkhead                  Trustee                         December 5, 1996

J. Gary Burkhead



/s/Ralph F. Cox                 *    Trustee                         December 5, 1996

Ralph F. Cox



/s/Phyllis Burke Davis      **       Trustee                         December 5, 1996

Phyllis Burke Davis



/s/Richard J. Flynn            *     Trustee                         December 5, 1996

Richard J. Flynn



/s/E. Bradley Jones           **     Trustee                         December 5, 1996

E. Bradley Jones



/s/Donald J. Kirk               *    Trustee                         December 5, 1996

Donald J. Kirk



/s/Peter S. Lynch               **   Trustee                         December 5, 1996

Peter S. Lynch



/s/Edward H. Malone        *         Trustee                         December 5, 1996

Edward H. Malone



/s/Marvin L. Mann            *       Trustee                         December 5, 1996

Marvin L. Mann



/s/Gerald C. McDonough  *            Trustee                         December 5, 1996

Gerald C. McDonough



/s/Thomas R. Williams       *        Trustee                         December 5, 1996

Thomas R. Williams




(dagger) Signatures affixed by J.Gary Burkhead pursuant to a power of attorney dated October 17, 1996 and filed herewith.
* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated October 17, 1996 and filed herewith.
** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 15, 1994 and filed herewith.

*** Signature affixed by John H. Costello pursuant to a power of attorney dated October 17, 1996 and filed herewith.

POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:


Daily Money Fund                         Fidelity Institutional Cash Portfolios
Daily Tax-Exempt Money Fund              Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Aberdeen Street Trust           Fidelity Money Market Trust
Fidelity Beacon Street Trust             Fidelity Municipal Trust II
Fidelity California Municipal Trust II   Fidelity New York Municipal Trust II
Fidelity Court Street Trust II           Fidelity Phillips Street Trust
Fidelity Hereford Street Trust           Fidelity Revere Street Tust
                                         Fidelity Union Street Trust II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or Gerneral Partner (collectively, the "Funds"), hereby severally constitute and appoint J. Gary Burkhead my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, any Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d         October 17, 1996

Edward C. Johnson 3d


POWER OF ATTORNEY
 I, the undersigned Treasurer and principal financial and accounting officer of the following investment companies:

Daily Money Fund                         Fidelity Institutional Tax-Exempt Cash Portfolios
Daily Tax-Exempt Money Fund              Fidelity Money Market Trust
Fidelity Aberdeen Street Trust           Fidelity Municipal Trust II
Fidelity Beacon Street Trust             Fidelity New York Municipal Trust II
Fidelity California Municipal Trust II   Fidelity Phillips Street Trust
Fidelity Court Street Trust II           Fidelity Revere Street Trust
Fidelity Hereford Street Trust           Fidelity Union Street Trust II
Fidelity Institutional Cash Portfolios


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individuals serves as Treasurer and principal financial and accounting officer (collectively, the "Funds"), hereby severally constitute and appoint John H. Costello and John E. Ferris each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them to sign for me and in my name in the appropriate capacity, any Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.
 WITNESS my hand on the date set forth below.


/s/Kenneth A. Rathgeber      October 17, 1996
Kenneth A. Rathgeber
POWER OF ATTORNEY
 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Daily Money Fund                         Fidelity Institutional Tax-Exempt Cash Portfolios
Daily Tax-Exempt Money Fund              Fidelity Money Market Trust
Fidelity Aberdeen Street Trust           Fidelity Municipal Trust II
Fidelity Beacon Street Trust             Fidelity New York Municipal Trust II
Fidelity California Municipal Trust II   Fidelity Phillips Street Trust
Fidelity Court Street Trust II           Fidelity Revere Street Trust
Fidelity Hereford Street Trust           Fidelity Union Street Trust II
Fidelity Institutional Cash Portfolios


plus any other investment company for which Fidelity Management & Research Company or an affiliateacts as investment adviser and for which the undersigned individuals serve as Directors, Trustees or General Partners (collectively, the "Funds"), hereby severally constitute and appoint Arthur
J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas
M. Leahey, Richard M. Phillips and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, any Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.
 WITNESS our hands on this seventeenth day of October, 1996.
/s/Edward C. Johnson 3d              /s/Donald J. Kirk

Edward C. Johnson 3d                 Donald J. Kirk



/s/J. Gary Burkhead                  ___________________

J. Gary Burkhead                     Peter S. Lynch



/s/Ralph F. Cox                      /s/Gerald C. McDonough

Ralph F. Cox                         Gerald C. McDonough



___________________                  /s/Edward H. Malone

Phyllis Burke Davis                  Edward H. Malone



/s/Richard J. Flynn                  /s/Marvin L. Mann

Richard J. Flynn                     Marvin L. Mann



___________________                  /s/Thomas R. Williams

E. Bradley Jones                     Thomas R. Williams



POWER OF ATTORNEY
 We, the undersigned Directors, Trustees or General Partners, as the case may be, of the following investment companies:

Daily Money Fund                         Fidelity Institutional Tax-Exempt Cash Portfolios
Daily Tax-Exempt Money Fund              Fidelity Institutional Investors Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust II
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Court Street Trust II           Fidelity New York Municipal Trust II
Fidelity Hereford Street Trust           Fidelity Phillips Street Trust
Fidelity Institutional Cash Portfolios   Fidelity Union Street Trust II


in addition to any other investment company for which Fidelity Management & Research Company acts as investment adviser and for which the undersigned individual serves as a Director, Trustee or General Partner (collectively, the "Funds"), hereby severally constitute and appoint Arthur J. Brown, Arthur C. Delibert, Robert C. Hacker, Richard M. Phillips, Dana L. Platt and Stephanie A. Djinis, each of them singly, my true and lawful attorney-in-fact, with full power of substitution, and with full power to each of them, to sign for me and my name in the appropriate capacities any Registration Statements of the Funds on Form N-1A or any successor thereto, any and all subsequent Pre-Effective Amendments or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.
 WITNESS our hands on this fifteenth day of December, 1994.
/s/Edward C. Johnson 3d         /s/Donald J. Kirk

Edward C. Johnson 3d            Donald J. Kirk





/s/J. Gary Burkhead             /s/Peter S. Lynch

J. Gary Burkhead                Peter S. Lynch





/s/Ralph F. Cox                 /s/Marvin L. Mann

Ralph F. Cox                    Marvin L. Mann





/s/Phyllis Burke Davis          /s/Edward H. Malone

Phyllis Burke Davis             Edward H. Malone





/s/Richard J. Flynn             /s/Gerald C. McDonough

Richard J. Flynn                Gerald C. McDonough





/s/E. Bradley Jones             /s/Thomas R. Williams

E. Bradley Jones                Thomas R. Williams